SCHEDULE OF WARRANTY LIABILITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Guarantees and Product Warranties [Abstract]
Balance at the beginning of the year	$ 36,833	$ 83,284	$ 83,284	$ 82,353
Provision (reversal) for warranties, net	1,499	9,426	(45,993)	40,724
Warrant costs incurred		(332)	(458)	(39,793)
Balance at the end of the year	38,332	92,378	36,833	83,284
Warranty liability current	31,493	75,281	30,023	69,010
Warranty liability non current	$ 6,839	$ 17,097	$ 6,810	$ 14,274